AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 100.2%
Communication Services - 8.2%
The EW Scripps Co., Class A	135,725	$1,544,550
Sinclair Broadcast Group, Inc., Class A1	61,911	1,275,367

Total Communication Services		2,819,917
Consumer Discretionary - 14.4%
Asbury Automotive Group, Inc.*	1,991	199,399
Bright Horizons Family Solutions, Inc.*	3,068	329,012
Caesars Entertainment, Inc.*	11,378	353,287
Chegg, Inc.*	1,945	157,487
Churchill Downs, Inc.	4,899	678,609
Lithia Motors, Inc., Class A1	2,927	670,722
National Vision Holdings, Inc.*	10,238	327,513
Ollie's Bargain Outlet Holdings, Inc.*,1	2,508	263,591
Penn National Gaming, Inc.*,1	4,688	158,689
Strategic Education, Inc.	5,196	655,787
Texas Roadhouse, Inc.	7,270	408,501
The Cheesecake Factory, Inc.[1]	15,484	371,616
Vroom, Inc.*	6,367	376,863

Total Consumer Discretionary		4,951,076
Financials - 6.7%
Assetmark Financial Holdings, Inc.*,1	12,480	347,568
First Horizon National Corp.	39,946	370,299
Kinsale Capital Group, Inc.	1,788	348,481
Palomar Holdings, Inc.*	7,262	663,311
Primerica, Inc.	4,335	518,726
Trupanion, Inc. *,1	1,385	70,040

Total Financials		2,318,425
Health Care - 33.9%
ACADIA Pharmaceuticals, Inc.*	8,541	355,049
Addus HomeCare Corp.*	10,642	1,025,995
Agios Pharmaceuticals, Inc.*,1	8,898	403,257
Arrowhead Pharmaceuticals, Inc.*,1	7,322	315,359
AtriCure, Inc.*	3,297	134,551
Blueprint Medicines Corp.*	3,310	242,226
Catalent, Inc.*	10,668	931,743
Encompass Health Corp.	13,859	943,521
Global Blood Therapeutics, Inc.*,1	6,874	463,858
Haemonetics Corp.*	11,573	1,014,489
HealthEquity, Inc.*	13,645	703,536
Iovance Biotherapeutics, Inc.*	14,472	420,701
iRhythm Technologies, Inc.*,1	1,188	147,882
Kodiak Sciences, Inc.*,1	6,337	293,593
	Shares	Value

LHC Group, Inc.*	5,683	$1,108,810
Mirati Therapeutics, Inc.*	4,716	572,098
NeoGenomics, Inc.*,1	9,562	365,555
R1 RCM, Inc.*	82,270	1,124,631
Reata Pharmaceuticals, Inc., Class A*,1	1,423	210,177
Repligen Corp.*	842	127,066
Tabula Rasa HealthCare, Inc.*,1	2,465	138,533
Tandem Diabetes Care, Inc.*	2,801	292,593
Turning Point Therapeutics, Inc.*,1	5,506	326,121

Total Health Care		11,661,344
Industrials - 10.3%
Albany International Corp., Class A	14,410	692,833
ASGN, Inc.*	5,266	360,510
The AZEK Co., Inc.*	7,090	244,605
Casella Waste Systems, Inc., Class A*	4,751	263,253
Cubic Corp.[1]	11,310	475,020
Mercury Systems, Inc.*	10,032	776,778
RBC Bearings, Inc.*	1,179	144,333
Sunrun, Inc.*,1	16,003	587,150

Total Industrials		3,544,482
Information Technology - 25.4%
Cabot Microelectronics Corp.	1,661	250,346
Domo, Inc., Class B*	12,090	389,056
Enphase Energy, Inc.*,1	7,121	429,823
Envestnet, Inc.*	3,313	269,016
Everbridge, Inc.*,1	1,687	240,904
Five9, Inc.*	2,580	311,716
Inphi Corp.*	3,208	419,157
Lattice Semiconductor Corp.*,1	13,371	415,704
LivePerson, Inc.*,1	17,703	760,875
Medallia, Inc.*,1	11,189	343,838
Monolithic Power Systems, Inc.	631	167,221
PROS Holdings, Inc.*	6,303	205,667
Q2 Holdings, Inc.*,1	10,883	1,023,546
Rapid7, Inc.*,1	7,501	446,834
RealPage, Inc.*	8,774	552,850
SailPoint Technologies Holdings, Inc.*,1	18,027	567,850
Science Applications International Corp.	9,757	780,365
Semtech Corp.*	9,457	527,039
Silicon Laboratories, Inc.*	6,425	645,777

Total Information Technology		8,747,584

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 1.3%
Summit Materials, Inc., Class A*	30,405	$447,562

Total Common Stocks (Cost $29,319,282)		34,490,390

Principal Amount
Short-Term Investments - 3.2%
Joint Repurchase Agreements - 3.2%[2]
Citigroup Global Markets, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 01/28/21 - 04/01/59, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Credit Suisse AG, dated 07/31/20, due 08/03/20, 0.070% total to be received $101,646 (collateralized by various U.S. Treasuries, 0.000% - 0.625%, 03/25/21 - 04/15/23, totaling $103,678)	$101,645	$101,645

Total Joint Repurchase Agreements		1,101,645

Total Short-Term Investments (Cost $1,101,645)		1,101,645
Total Investments - 103.4% (Cost $30,420,927)		35,592,035
Other Assets, less Liabilities - (3.4)%		(1,163,840)
Net Assets - 100.0%		$34,428,195

*	Non-income producing security.
[1]	Some of these securities, amounting to $8,910,427 or 25.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$34,490,390	—	—	$34,490,390
Short-Term Investments
Joint Repurchase Agreements	—	$1,101,645	—	1,101,645
Total Investments in Securities	$34,490,390	$1,101,645	—	$35,592,035

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$8,910,427	$1,101,645	$8,100,363	$9,202,008
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000-8.000	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.